Balances and transactions with related parties: Transactions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties:
Revenue	$ 25,821,644	$ 25,313,882	$ 18,784,661
Technical assistance	(715,462)	(643,891)	(391,698)
Leasing	(5,773)	(5,457)
Autobuses de Oriente
Related parties:
Revenue	20,162	15,899	11,800
Autobuses Golfo Pacfico
Related parties:
Revenue	8,306	7,616	6,468
Coordinados de Mxico de Oriente, S. A. de C. V.
Related parties:
Revenue	202	189	162
Related parties
Related parties:
Leasing	$ (5,773)	$ (4,610)	(5,863)
Cleaning services			$ (12,307)